Financial risk management (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) lb	Dec. 31, 2017 USD ($)
Non-Hedge Foreign Exchange Forward Contracts [Member] | Zinc [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain from sell of commodity	$ 0.2
Quantity of commodity sell | lb	2,800,000
Non-Hedge Foreign Exchange Forward Contracts [Member] | Lead [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain from sell of commodity	$ 0.3
Quantity of commodity sell | lb	2,600,000
Credit risk [Member] | Trade and other receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instrument	$ 6.1	$ 3.8
Credit risk [Member] | Mexican Value Added Taxes [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instrument	1.5	2.8
Silver, Zinc, Lead and Copper Prices [Member] | Trade and other receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instrument	$ 0.6	$ 0.4
Interest rate risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate basis spread over U.S. LIBOR	5.00%